FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

May 29, 2020

Filed Via EDGAR (CIK #0001022804)

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street N.E.

Washington, D.C. 20549

Re:     Franklin Fund Allocator Series (Registrant)

            (Franklin Founding Funds Allocation Fund)

             File Nos. 333-13601 and 811-07851

              Preliminary Proxy Material

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find attached a Schedule 14(a) Information cover page, preliminary proxy statement, notice of meeting of shareholders and form of proxy card to be furnished to shareholders of the Fund in connection with a Special Meeting of Shareholders of the Fund (the “Meeting”), scheduled to be held on September 9, 2020.  Definitive copies of these proxy solicitation materials are expected to be released to shareholders on or about July 20, 2020.

As described in the proxy statement, at the Meeting, shareholders will be asked to vote to approve (i) a new Investment Management Agreement with Franklin Advisers, Inc.; (ii) modifications to the Fund’s current fundamental investment goal; (iii) the reclassification of the Fund’s investment goal from a fundamental policy to a non-fundamental policy; and (iv) the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace affiliated and unaffiliated subadvisers without shareholder approval.

Please direct all questions and comments relating to the undersigned at (954) 847-2283 or the address shown above.

Sincerely yours,

FRANKLIN FUND ALLOCATOR SERIES

/s/ LORI A. WEBER

Lori A. Weber

Vice President and Co-Secretary

LAW/dm